Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Total loans		$ 912,745	$ 936,682
Equity securities		60,644	57,336
Debt and other liabilities	[1]	(1,748,779)	(1,745,025)
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		121,205	97,302
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		171,693	162,216
Maximum exposure to loss		8,937	9,793
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		165,218	154,730
Maximum exposure to loss		2,719	3,070
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		5,289	5,588
Maximum exposure to loss		5,984	6,288
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		1,186	1,898
Maximum exposure to loss		234	435
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		5,342	5,784
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		5,275	5,571
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		67	213
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		2,203	2,471
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		2,203	2,471
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Equity securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	47
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Equity securities [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Equity securities [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Equity securities [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	47
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		536	625
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		512	591
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		14	17
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		10	17
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		856	866
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		4	8
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		695	700
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		157	158
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Total loans		5,342	5,784
Debt securities		2,203	2,471
Equity securities		0	47
All other assets		536	625
Debt and other liabilities		(4)	(8)
Net assets		8,077	8,919
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		298	301
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total loans		0	0
Debt securities		2,203	2,471
Equity securities		0	0
All other assets		512	591
Debt and other liabilities		(4)	(8)
Net assets		2,711	3,054
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Total loans		5,275	5,571
Debt securities		0	0
Equity securities		0	0
All other assets		14	17
Debt and other liabilities		0	0
Net assets		5,289	5,588
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total loans		67	213
Debt securities		0	0
Equity securities		0	47
All other assets		10	17
Debt and other liabilities		0	0
Net assets		$ 77	$ 277

[1]	Our consolidated liabilities at December 31, 2024 and 2023, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $2.2 billion and $0; Accrued expenses and other liabilities, $124 million and $115 million; and Total liabilities $2.4 billion and $115 million, respectively.